The RBB Fund, Inc.
615 East Michigan Street
Milwaukee, Wisconsin 53202

June 17, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Department of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549

Re:	The RBB Fund, Inc. (the “Company”)
File Nos.: 033-20827 and 811-05518
SGI Enhanced Nasdaq-100 ETF
(the “Fund”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of the Fund hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in the most recent amendment for the Fund dated June 13, 2024, and filed electronically as Post-Effective Amendment No. 326 to the Company’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at edward.paz@usbank.com.

Sincerely,

/s/ Edward Paz
Edward Paz
Assistant Secretary

cc:	James Shaw, The RBB Fund, Inc.
Jillian Bosmann, Faegre Drinker Biddle & Reath LLP